Loans from Investors	12 Months Ended
Dec. 31, 2024
Loans from Investors [Abstract]
Loans from investors

Note 14. Loans from investors

In 2022, the Company entered into four loan agreements with third party investors (“Investor Loans”) in the amount of R$4.8 million, maturing in 16 months from the date of issuance, with interest accruing at a rate of CDI plus 10% per annum. In 2023, the Company entered into eight additional loan agreements with seven separate third party investors in the amount totaling R$7.4 million, which are subject to Selic interest plus 10% per year and a 2% penalty on the value of the agreement if the loan payments become overdue. In 2024, the Company entered into three loan agreements totaling R$4.8 million, which are subject to Selic interest plus 8%-10% per year, and a 2% penalty on the value of the agreement if the loan payments become overdue. No payments have been issued on the loans from investors as of December 31, 2024. The following is a summary of investor loan activity for the years ended December 31, 2024, 2023, and 2022:

As of January 1, 2022	-
Transfer from loans and financing	320
Additions	4,750
Interest accrual	179
As of December 31, 2022	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901
Additions	4,750
Interest accrual	3,382
As of December 31, 2024	22,033

Loan premium

In connection with the Investor Loan agreements and Schurmann’s R$3.2 million loan entered into in 2022, the lenders are also entitled to a premium in the equivalent of 15% of the principal loan amount, which will be settled in Nvni Group Limited ordinary shares. The Loan Premium is calculated as the fair value of 15% of the principal loan amount based on the probability of the SPAC occurring at certain dates. As of December 31, 2022, the balance of the Loan Premium was R$0.2 million and was recorded within loans from investors in current liabilities. As of December 31, 2023, the loan premium was converted to share capital upon commencement of the Merger. As of December 31, 2024, the Company no longer has a liability related to the loan premium.